TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Shares Reserved) (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Options outstanding	9,874,369	7,443,587
Options available for future option grants	1,158,017	817,887
Total	11,032,386	8,261,474